CONDENSED CONSOLIDATED INTERIM STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (UNAUDITED) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Revenue	$ 6,277,260	$ 8,325,382
Costs of revenue	(4,177,210)	(5,059,745)
Gross profit	2,100,050	3,265,637
Service income	104,919	99,357
Service expenses	(13,842)	(18,195)
General and administrative expense	(1,607,724)	(868,262)
Selling expense	(552,443)	(564,315)
Operating Income	30,960	1,914,222
Financial expenses	(63,955)	(77,863)
Change in fair value of warrants liability	1,527,835	(4,413)
Income before provision for income tax and non-controlling interest	1,494,840	1,831,946
Provision for income tax	(118,995)	(314,883)
Net income	1,375,845	1,517,063
Non-Controlling interest in loss	22,568	17,353
Net income attributable to Dehaier Medical Systems Limited	1,398,413	1,534,416
Net income	1,375,845	1,517,063
Foreign currency translation adjustments	(685,441)	491,145
Comprehensive income	690,404	2,008,208
Comprehensive income attributable to the non-controlling interest	53,154	(16,129)
Comprehensive income attributable to Dehaier Medical Systems Limited	$ 743,558	$ 1,992,079
Earnings per share
-Basic (in dollars per share)	$ 0.26	$ 0.33
-Diluted (in dollars per share)	$ 0.26	$ 0.33
Weighted average number of common shares used in computation
-Basic (in shares)	5,321,968	4,620,000
-Diluted (in shares)	5,419,026	4,642,383